Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options
Stock Options

Note 13—Stock Options

The Company’s 2008 Stock Incentive Plan (the “2008 Plan”) was terminated on April 27, 2012. The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the three months ended March 31, 2012, we granted options to purchase 160 shares of our common stock to our employees that were subsequently terminated.

The per share fair value of options granted was determined using the Black-Scholes-Merton model.

The following assumptions were used for the option grants in the three months ended March 31, 2012 under the 2008 Plan:

Three months ended March 31, 2012
Option term (years)	6.380
Volatility	71.89%
Risk-free interest rate	1.14 — 1.19%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$1.74

During the three months ended March 31, 2012, 323 stock option grants under the 2008 Plan were vested, zero were exercised, and 504 were forfeited.

At March 31, 2013, no stock options were outstanding under the 2008 Plan. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date.

The following assumptions were used for the option grants in the three months ended March 31, 2013 under the 2012 Plan:

Three months ended March 31, 2013
Option term (years)	5.00
Volatility	44.35%
Risk-free interest rate	0.88%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$70.87

The option term was calculated under the simplified method for all option grants issued during the three months ended March 31, 2013. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

During the three months ended March 31, 2013, 20 stock option grants under the 2012 Plan were vested, zero were exercised, and 0.6 were forfeited.

Stock options issued under the 2012 Plan during the three months ended March 31, 2013 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2012	74.3	$425.00	—	6.82
Granted	0.8	425.00	$70.87
Exercised	—	—
Forfeited	0.6	425.00
Outstanding at March 31, 2013	74.5	$425.00		6.56

At March 31, 2013, we had stock options to purchase 20 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at March 31, 2013. The weighted average remaining contractual term of options currently exercisable is 6.53 years at March 31, 2013. The total fair value of options vested during the three months ended March 31, 2013 was $120. There are 55 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.56 years.

For the three months ended March 31, 2013, we recognized net stock compensation expense of $402 within selling, general and administrative expenses.

As of March 31, 2013, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at March 31, 2013 was zero.

As of March 31, 2013, there was $1,768 of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

Note 16—Stock Options

        The Company's 2008 Stock Incentive Plan (the "2008 Plan") was terminated on April 27, 2012 in connection with the Merger, which was a "Reorganization Event" as defined under the terms of the 2008 Plan. In accordance with the 2008 Plan, the Company elected to offer a cash payment to each holder of unexercised options ("Options") to purchase common stock (whether or not vested) equal to the excess, if any, of (i) $3.25 (the "Merger Price") times the number of shares of common stock subject to such Options over (ii) the aggregate exercise price of such Option and any applicable tax withholdings, in exchange of such Options. There were no outstanding Options with an exercise price less than $3.25 per share of Common Stock, and accordingly, the Company was not required to make any cash payment with the termination of all outstanding Options under the 2008 Plan.

        The 2008 Plan provided for the grant of incentive and nonqualified stock options. The 2008 Plan had authorized grants of up to 10,000 shares of common stock at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2008 Plan provided that the options shall have terms not to exceed ten years from the grant date. During the years ended December 31, 2012, 2011 and 2010, we granted options to purchase 185, 2,130 and 2,769, respectively, shares of our common stock to our employees that were subsequently terminated. Generally, the options vested over a five-year period.

        The per share fair value of options granted was determined using the Black-Scholes-Merton model.

        Stock option activity of the 2008 Plan is presented without retroactive adjustments to reflect the Merger as retroactive presentation would not be meaningful.

        The following assumptions were used for the option grants in the years ended December 31, 2012, 2011 and 2010 under the 2008 Plan:

	Year Ended December 31,
	2012	2011	2010
Option term (years)	6.380	6.380	6.375
Volatility	71.89%	67.15%–74.54%	63.71%–67.88%
Risk-free interest rate	1.14–1.43%	1.15–2.62%	1.57–3.06%
Dividend yield	0%	0%	0%
Weighted-average grant date fair value per option granted	$1.73	$1.74	$3.46

        During the years ended December 31, 2012, 2011 and 2010, respectively, 1,534, 1,225 and 2,066 stock option grants under the 2008 Plan were vested, zero, zero and 35 were exercised, and 5,623, 3,000 and 3,404 were forfeited.

        Stock options under the 2008 Plan during the years ended December 31, 2012 and 2011 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2010	6,308	$6.13	—	7.64
Granted	2,130	5.44	$1.74
Exercised	—	—
Forfeited or modified	3,000	6.13

Outstanding at December 31, 2011	5,438	$5.86	—	7.56
Granted	185	6.00	$1.73
Exercised	—	—
Forfeited or modified	5,623	5.85

Outstanding at December 31, 2012	—	$—		—

        At December 31, 2012, no stock options were outstanding. There are no shares outstanding, vested, or expected to vest (including forfeiture adjusted unvested shares) as the plan was cancelled.

        The following assumptions were used for the option grants in the year ended December 31, 2012 under the 2012 Plan:

Year ended December 31, 2012
Option term (years)	4.11–5.00
Volatility	39.18–44.35%
Risk-free interest rate	0.54–0.76%
Dividend yield	0%
Weighted-average grant date fair value per option granted	$32.56

        The option term was calculated under the simplified method for all option grants issued during the years ended December 31, 2012, 2011 and 2010. The volatility assumptions were based on a weighted average of the historical volatilities for the Company and its peer group. The risk-free interest rate assumptions were based upon the implied yields from the U.S. Treasury zero-coupon yield curve with a remaining term equal to the expected term in options.

        On June 8, 2012, the Board of Directors and stockholders of Parent approved the 2012 Stock Incentive Plan (the "2012 Plan"). The 2012 Plan provides for the grant of incentive and nonqualified stock options. The 2012 Plan has authorized grants of up to 80 shares of common stock of Parent at an exercise price of not less than 100% of the fair value of the common stock at the date of grant. The 2012 Plan provides that the options shall have terms not to exceed seven years from the grant date. The Compensation Committee of Parent's Board of Directors issued options under the 2012 Plan in the fourth quarter of 2012 as replacement for certain Options terminated under the 2008 Plan. Accordingly, the issuance of options under the 2012 Plan to replace those Options under the 2008 Plan that were terminated were accounted for as a modification. Any previously unrecognized compensation cost related to Options that were replaced will continue to be recognized over the remaining vesting term of the original award. Any incremental value attributable to the replacement awards is computed as of the date that the replacement awards are granted and recognized over the requisite service period of the replacement award. For those Options under the 2008 Plan that were terminated as described above and which were not replaced, the Company has accounted for the termination as a cancellation. Accordingly, management has recognized $1,298 of previously unrecognized compensation costs during the year ended December 31, 2012 related to terminated employees and other employees to whom replacement awards will not be granted.

        During the years ended December 31, 2012, 2011 and 2010, respectively, 17, zero and zero stock option grants under the 2012 Plan were vested, zero were exercised, and 0.3, zero and zero were forfeited.

        Stock options issued under the 2012 Plan during the year ended December 31, 2012 were as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Term (Years)
Outstanding at December 31, 2011	—	$—	—	—
Granted	75.0	425.00	$32.56
Exercised	—	—
Forfeited	0.3	—

Outstanding at December 31, 2012	74.7	$425.00		6.82

        At December 31, 2012, we had stock options to purchase 17 shares that were exercisable. The weighted average exercise price of options currently exercisable is $425.00 at December 31, 2012. The weighted average remaining contractual term of options currently exercisable is 6.82 years at December 31, 2012. The total fair value of options vested during the year ended December 31, 2012 was $483. There are 54 shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) with a weighted average exercise price of $425.00 and a weighted average remaining contractual term of 6.82 years.

        For the years ended December 31, 2012, 2011 and 2010, we recognized net stock compensation expense of $3,623, $2,072 and $5,462, respectively, for the stock options in the tables above.

        As of December 31, 2012, 2011 and 2010, the aggregate intrinsic value (i.e., the difference in the estimated fair value of our common stock and the exercise price to be paid by the option holder) of stock options outstanding, excluding the effects of expected forfeitures, was zero. The aggregate intrinsic value of the shares of exercisable stock at December 31, 2012, 2011 and 2010 was zero.

        As of December 31, 2012, 2011 and 2010, there was $2,840, $5,196 and $7,203, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2008 Plan. As of December 31, 2012, 2011 and 2010, there was $1,841, zero and zero, respectively, of unrecognized compensation cost related to the unvested portion of time-based arrangements granted under the 2012 Plan.

        In connection with the Merger, the holders of shares of restricted stock were paid $3.25 per share.

        Restricted stock award activity during the year ended December 31, 2012 was as follows:

	Number of Shares	Weighted average Grant-Date Fair Value
Unvested December 31, 2011	81	$6.34
Granted	—	—
Vested	21	6.11
Forfeited	60	6.37

Unvested December 31, 2012	—	$—

        For the years ended December 31, 2012, 2011 and 2010, we recognized net compensation expense of $56, $284 and $967, respectively, for the restricted stock awards.